SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset:
Accelerated depreciation		$ 11	$ 11	$ 11
Net operating loss carry forward		103	142
Total deferred tax assets		114	153	11
Less: Valuation allowance	[1]	(103)	(142)
Net deferred tax assets		$ 11	$ 11	$ 11

[1]	As of December 31, 2025, the Company determined that it is more likely than not that these deferred tax assets will not be realized. Accordingly, valuation allowance on net operating loss carryforward was provided.